U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

April 2, 2009

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:          Brazos Mutual Funds (the “Company”)
File Nos.: 333-14943 and 811-07881

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of its series, Brazos Micro Cap Portfolio, Brazos Small Cap Portfolio, Brazos Mid Cap Portfolio, and Brazos Growth Portfolio, (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated March 30, 2009, and filed electronically as Post-Effective Amendment No. 22 to the Company’s Registration Statement on Form N-1A on March 27, 2009.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5598.

Very truly yours,

/s/ Daphne C. Roy

Daphne C. Roy, Esq.
For U.S. Bancorp Fund Services, LLC